RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring and Related Activities [Abstract]
2009 Restructuring Charges by Operating Segment [Table Text Block]
The impact of the charges is shown as “Restructuring charges” in the consolidated statements of income and was reflected in the Company’s segment results as shown in the following table, which also reflects adjustments made in 2009 to the 2009 plan, the 2008 plan (as discussed below and in the sections titled “2008 Restructuring”) and the 2007 plan.

2009 Restructuring Charges by Operating Segment In millions	Impairment of Long-Lived Assets and Other Assets	Costs associated with Exit or Disposal Activities	Severance Costs	Total
Electronic and Functional Materials	$48	$—	$—	$48
Coatings and Infrastructure Solutions	258	4	—	262
Performance Materials	2	—	—	2
Performance Plastics	1	—	—	1
Feedstocks and Energy	140	—	—	140
Corporate	5	64	155	224
Total 2009 restructuring charges	$454	$68	$155	$677
Adjustments to restructuring charges:
2009 - Corporate	—	13	—	13
2008 - Corporate	—	—	19	19
2007 - Agricultural Sciences	—	(15)	—	(15)
2007 - Corporate	—	—	(5)	(5)
Net 2009 restructuring charges	$454	$66	$169	$689

Restructuring Activities Related to 2009 Restructuring [Table Text Block]
The following table summarizes the activities related to the Company’s restructuring reserve:

2009 Restructuring Activities In millions	Impairment of Long-Lived Assets and Other Assets	Costs associated with Exit or Disposal Activities	Severance Costs	Total
Restructuring charges recognized in the second quarter of 2009	$454	$68	$155	$677
Adjustment to reserve	—	13	—	13
Charges against reserve	(454)	(13)	—	(467)
Cash payments	—	—	(72)	(72)
Foreign currency impact	—	—	1	1
Reserve balance at December 31, 2009	$—	$68	$84	$152
Adjustments to reserve	21	7	1	29
Charges against reserve	(21)	(7)	—	(28)
Cash payments	—	—	(77)	(77)
Foreign currency impact	—	—	(2)	(2)
Reserve balance at December 31, 2010	$—	$68	$6	$74

Restructuring Reserve Assumed From Rohm and Haas [Table Text Block]

Restructuring Reserve Assumed from Rohm and Haas In millions	Severance Costs
Reserve balance assumed on April 1, 2009	$122
Cash payments	(43)
Adjustment to reserve	(9)
Foreign currency impact	(2)
Reserve balance at December 31, 2009	$68
Cash payments	(25)
Adjustments to reserve	(34)
Foreign currency impact	3
Reserve balance at December 31, 2010	$12

2008 Restructuring Charges By Operating Segment [Table Text Block]
The impact of the charges is shown as “Restructuring charges” in the consolidated statements of income and was reflected in the Company’s segment results as shown in the following table, which also reflects adjustments made in 2008 to the 2007 and 2006 restructuring charges.

2008 Restructuring Charges by Operating Segment
In millions	Impairment of Long-Lived Assets and Other Assets	Costs associated with Exit or Disposal Activities	Severance Costs	Total
Electronic and Functional Materials	$10	$—	$—	$10
Coatings and Infrastructure Solutions	15	1	—	16
Performance Materials	99	21	—	120
Performance Plastics	120	2	—	122
Feedstocks and Energy	84	3	—	87
Corporate	8	101	321	430
Total 2008 restructuring charges	$336	$128	$321	$785
Adjustments to 2007 restructuring charges:
Performance Materials	—	2	—	2
Agricultural Sciences	—	3	—	3
Performance Plastics	30	20	—	50
Corporate	—	5	—	5
Adjustments to 2006 restructuring charges:
Feedstocks and Energy	—	(3)		(3)
Corporate	—	—	(3)	(3)
Net 2008 restructuring charges	$366	$155	$318	$839

Restructuring Activities Related To 2008 Restructuring [Table Text Block]
The following table summarizes the activities related to the Company’s restructuring reserve:

2008 Restructuring Activities In millions	Impairment of Long-Lived Assets and Other Assets	Costs associated with Exit or Disposal Activities	Severance Costs	Total
Restructuring charges recognized in the fourth quarter of 2008	$336	$128	$321	$785
Cash payments	—	—	(2)	(2)
Charges against reserve	(336)	—	—	(336)
Reserve balance at December 31, 2008	$—	$128	$319	$447
Adjustment to reserve	—	—	19	19
Cash payments	—	—	(287)	(287)
Foreign currency impact	—	7	2	9
Reserve balance at December 31, 2009	$—	$135	$53	$188
Adjustment to reserve	—	—	(3)	(3)
Cash payments	—	—	(27)	(27)
Foreign currency impact	—	(3)	(1)	(4)
Reserve balance at December 31, 2010	$—	$132	$22	$154